NVEST MUNICIPAL INCOME FUND
                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
              to Nvest Bond Funds Prospectus Classes A, B and C and
        Nvest Massachusetts Tax Free Income Fund and Nvest Intermediate
                 Term Tax Free Fund of California Prospectuses,
                             each dated May 1, 2000


John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.


                                                                      SP112-0800

                             NVEST STAR VALUE FUND
                            NVEST STAR ADVISERS FUND

       Supplement dated August 21, 2000 to Nvest Star Funds Prospectuses
             Classes A, B and C and Class Y each dated May 1, 2000

NVEST STAR VALUE FUND

Effective August 1, 2000, Margaret Buescher is the sole portfolio manager for the segment of the Fund managed by Vaughan, Nelson, Scarborough & McCullough.

NVEST STAR ADVISERS FUND

Effective August 1, 2000, Joseph Gatz remains the lead portfolio manager and Daniel Thelen remains a co-portfolio manager for the segment of the Fund managed by Loomis Sayles.



                                                                      SP114-0800

                           NVEST STAR SMALL CAP FUND
                             NVEST STAR VALUE FUND
                            NVEST STAR ADVISERS FUND

    SUPPLEMENT DATED AUGUST 21, 2000 TO NVEST STAR FUNDS PROSPECTUSES CLASSES
                    A, B AND C AND CLASS Y EACH DATED MAY 1, 2000

NVEST STAR SMALL CAP FUND

Clyde S. McGregor, C.F.A., has become co-portfolio manager of the Harris Associates segment of Nvest Star Small Cap Fund, joining James P. Benson, who has managed the segment since November 1999. Mr. McGregor, who has replaced Steven J. Reid, joined Harris Associates as an analyst in 1981 and began managing the porfolios in 1986. He also holds an M.B.A. in Finance from the University of Wisconsin-Madison (1977) and a B.A. in Economics and Religion from Oberlin College (1974).

The investment approach of the Harris Associates segment of the Fund remains the same.

NVEST STAR VALUE FUND

Effective August 1, 2000, Margaret Buescher is the sole portfolio manager for the segment of the Fund managed by Vaughan, Nelson, Scarborough & McCullough.

NVEST STAR ADVISERS FUND

Effective August 1, 2000, Joseph Gatz remains the lead portfolio manager and Daniel Thelen remains a co-portfolio manager for the segment of the Fund managed by Loomis Sayles.